Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
January 31, 2022
ADIF-NPRT1-0422
1.813040.117
Common Stocks - 97.2%
	Shares	Value ($) (000s)
Australia - 0.8%
Aristocrat Leisure Ltd.	331,624	9,613
Lynas Rare Earths Ltd. (a)	589,291	3,806
TOTAL AUSTRALIA		13,419
Austria - 0.5%
Erste Group Bank AG	188,700	8,820
Bailiwick of Jersey - 2.6%
Experian PLC	242,500	10,129
Ferguson PLC	115,646	18,190
Glencore Xstrata PLC	1,310,600	6,828
WPP PLC	655,900	10,285
TOTAL BAILIWICK OF JERSEY		45,432
Belgium - 1.9%
Azelis Group NV	92,000	2,343
KBC Groep NV	261,680	22,758
UCB SA	83,700	8,329
TOTAL BELGIUM		33,430
Bermuda - 1.3%
Hiscox Ltd.	583,869	7,675
IHS Markit Ltd.	125,288	14,632
TOTAL BERMUDA		22,307
Canada - 3.5%
Canadian Natural Resources Ltd.	376,100	19,131
Constellation Software, Inc.	7,500	12,918
Fairfax India Holdings Corp. (a)(b)	214,600	2,554
First Quantum Minerals Ltd.	233,200	5,744
Franco-Nevada Corp.	59,200	7,827
GFL Environmental, Inc. (c)	117,400	3,859
Thomson Reuters Corp.	48,400	5,196
Tourmaline Oil Corp.	142,900	5,095
TOTAL CANADA		62,324
Cayman Islands - 1.6%
Anta Sports Products Ltd.	408,000	6,126
GlobalFoundries, Inc.	112,100	5,531
JD.com, Inc. Class A (a)	6,219	236
Li Ning Co. Ltd.	782,500	7,636
Medlive Technology Co. Ltd. (b)	190,500	309
Tencent Holdings Ltd.	130,600	8,184
Zai Lab Ltd. ADR (a)	27,054	1,344
TOTAL CAYMAN ISLANDS		29,366
China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	39,676	11,869
Curacao - 0.4%
Schlumberger Ltd.	201,900	7,888
Denmark - 1.4%
DSV A/S	102,200	20,765
GN Store Nord A/S	78,100	4,726
TOTAL DENMARK		25,491
France - 9.5%
Amundi SA (b)	39,758	3,091
AXA SA	55,800	1,767
BNP Paribas SA	313,600	22,388
Capgemini SA	100,300	22,549
Dassault Systemes SA	176,300	8,526
Hermes International SCA	1,700	2,552
Legrand SA	109,400	11,134
LVMH Moet Hennessy Louis Vuitton SE	47,543	39,051
Pernod Ricard SA	89,300	19,101
Sartorius Stedim Biotech	17,800	7,806
Societe Generale Series A	278,700	10,345
Teleperformance	42,100	15,854
Worldline SA (a)(b)	74,800	3,626
TOTAL FRANCE		167,790
Germany - 7.8%
adidas AG	46,109	12,653
Allianz SE	92,500	23,750
Brenntag SE	55,487	4,754
Deutsche Post AG	363,126	21,853
Hannover Reuck SE	53,600	10,813
Linde PLC	70,738	22,496
Merck KGaA	50,300	11,031
SAP SE	60,173	7,549
Siemens Healthineers AG (b)	215,700	13,861
SUSE SA (a)	75,500	2,490
Symrise AG	46,700	5,581
Synlab AG (a)	108,100	2,486
TOTAL GERMANY		139,317
Greece - 0.1%
Piraeus Financial Holdings SA (a)	711,900	1,198
Hong Kong - 2.4%
AIA Group Ltd.	2,715,000	28,344
Chervon Holdings Ltd. (a)	125,500	907
Hong Kong Exchanges and Clearing Ltd.	93,189	5,319
Techtronic Industries Co. Ltd.	536,500	8,852
TOTAL HONG KONG		43,422
India - 4.3%
Axis Bank Ltd. (a)	321,000	3,364
HDFC Bank Ltd.	874,142	17,591
Housing Development Finance Corp. Ltd.	405,587	13,848
Kotak Mahindra Bank Ltd. (a)	479,840	12,035
Reliance Industries Ltd.	938,175	30,254
TOTAL INDIA		77,092
Indonesia - 0.7%
PT Bank Central Asia Tbk	9,338,100	4,967
PT Bank Rakyat Indonesia (Persero) Tbk	23,920,233	6,809
TOTAL INDONESIA		11,776
Ireland - 1.9%
Aon PLC	39,800	11,002
ICON PLC (a)	16,600	4,411
Kingspan Group PLC (Ireland)	103,981	10,009
Ryanair Holdings PLC sponsored ADR (a)	75,636	8,442
TOTAL IRELAND		33,864
Isle of Man - 0.2%
Entain PLC (a)	137,100	2,968
Italy - 0.8%
FinecoBank SpA	388,200	6,527
Moncler SpA	7,700	494
Recordati SpA	80,000	4,482
Reply SpA	20,400	3,428
TOTAL ITALY		14,931
Japan - 18.9%
Advantest Corp.	41,000	3,490
Daikin Industries Ltd.	35,300	7,411
FUJIFILM Holdings Corp.	200,775	13,459
Fujitsu Ltd.	45,100	5,962
Hitachi Ltd.	380,100	19,756
Hoya Corp.	278,200	36,074
Itochu Corp.	429,400	13,795
Keyence Corp.	49,900	25,595
Minebea Mitsumi, Inc.	768,700	18,811
Misumi Group, Inc.	255,700	8,295
Money Forward, Inc. (a)	32,600	1,484
Murata Manufacturing Co. Ltd.	46,400	3,489
Nitori Holdings Co. Ltd.	15,103	2,164
NOF Corp.	35,200	1,612
Nomura Research Institute Ltd.	29,200	1,022
Olympus Corp.	231,300	5,176
ORIX Corp.	668,100	13,781
Pan Pacific International Holdings Ltd.	138,800	1,868
Persol Holdings Co. Ltd.	376,700	9,725
Recruit Holdings Co. Ltd.	385,700	19,065
Relo Group, Inc.	257,800	4,652
Seven & i Holdings Co. Ltd.	83,500	4,247
Shin-Etsu Chemical Co. Ltd.	133,300	22,302
SMC Corp.	25,900	14,446
Sony Group Corp.	235,700	26,367
TIS, Inc.	312,100	8,208
Tokyo Electron Ltd.	38,300	18,734
Tsuruha Holdings, Inc.	80,900	6,516
Welcia Holdings Co. Ltd.	178,512	4,821
Z Holdings Corp.	1,704,400	8,656
ZOZO, Inc.	144,500	3,851
TOTAL JAPAN		334,834
Korea (South) - 1.1%
NAVER Corp.	18,140	4,791
Samsung Electronics Co. Ltd.	235,420	14,641
TOTAL KOREA (SOUTH)		19,432
Luxembourg - 1.0%
B&M European Value Retail SA	1,438,295	11,014
Eurofins Scientific SA	63,930	6,419
TOTAL LUXEMBOURG		17,433
Netherlands - 6.5%
Adyen BV (a)(b)	4,273	8,695
Airbus Group NV (a)	107,200	13,689
Argenx SE (a)	9,300	2,489
ASML Holding NV	71,100	48,149
IMCD NV	61,050	10,502
NXP Semiconductors NV	67,100	13,785
Wolters Kluwer NV	178,600	18,178
TOTAL NETHERLANDS		115,487
New Zealand - 0.1%
EBOS Group Ltd.	20,800	535
Ryman Healthcare Group Ltd.	150,765	986
TOTAL NEW ZEALAND		1,521
Norway - 0.3%
Schibsted ASA (A Shares)	196,600	5,824
Spain - 1.4%
Cellnex Telecom SA (b)	283,744	12,867
Industria de Diseno Textil SA	409,800	12,429
TOTAL SPAIN		25,296
Sweden - 2.1%
EQT AB	83,300	3,264
Hexagon AB (B Shares)	789,300	10,646
Indutrade AB	505,500	12,576
Investor AB (B Shares)	408,600	8,871
Kry International AB (d)(e)	332	95
Nibe Industrier AB (B Shares)	86,100	818
Nordnet AB	111,300	1,735
TOTAL SWEDEN		38,005
Switzerland - 9.1%
Dufry AG (a)	70,694	3,664
Idorsia Ltd. (a)	24,916	580
Julius Baer Group Ltd.	73,680	4,815
Lonza Group AG	26,796	18,474
Nestle SA (Reg. S)	372,530	48,108
Roche Holding AG (participation certificate)	132,947	51,444
Sika AG	68,078	23,819
Sonova Holding AG	26,623	9,484
Zur Rose Group AG (a)	3,127	765
TOTAL SWITZERLAND		161,153
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	169,900	20,835
United Kingdom - 7.9%
AstraZeneca PLC (United Kingdom)	154,979	18,028
Big Yellow Group PLC	296,000	5,972
Bridgepoint Group Holdings Ltd. (b)	708,800	3,689
Compass Group PLC	462,192	10,505
Diageo PLC	331,800	16,743
Harbour Energy PLC (a)	763,000	3,723
JD Sports Fashion PLC	2,786,985	7,146
Lloyds Banking Group PLC	16,538,800	11,477
Prudential PLC (a)	517,494	8,723
Prudential PLC (Hong Kong) (a)	187,550	3,142
RELX PLC (Euronext N.V.)	795,447	24,395
Rentokil Initial PLC	1,511,800	10,587
S4 Capital PLC (a)	390,100	2,728
Smith & Nephew PLC	546,800	9,299
Starling Bank Ltd. Series D (a)(d)(e)	1,081,500	3,316
TOTAL UNITED KINGDOM		139,473
United States of America - 5.2%
Alphabet, Inc. Class C (a)	4,349	11,803
Booking Holdings, Inc. (a)	2,300	5,649
Cognizant Technology Solutions Corp. Class A	12,400	1,059
IQVIA Holdings, Inc. (a)	57,700	14,131
Marsh & McLennan Companies, Inc.	76,800	11,800
Marvell Technology, Inc.	183,800	13,123
MasterCard, Inc. Class A	28,500	11,012
NICE Systems Ltd. sponsored ADR (a)	37,500	9,602
Rivian Automotive, Inc.	189,384	11,205
Visa, Inc. Class A	15,200	3,438
TOTAL UNITED STATES OF AMERICA		92,822
TOTAL COMMON STOCKS (Cost $1,056,261)		1,724,819

Preferred Stocks - 0.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (d)(e)	10,541	2,724
United States of America - 0.3%
Wasabi Holdings, Inc. Series C (d)(e)	372,910	4,855
TOTAL CONVERTIBLE PREFERRED STOCKS		7,579
Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (d)(e)	1,920	547
TOTAL PREFERRED STOCKS (Cost $7,669)		8,126

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (f)	39,487,697	39,496
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	3,441,406	3,442
TOTAL MONEY MARKET FUNDS (Cost $42,937)		42,938

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,106,867)	1,775,883
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,723)
NET ASSETS - 100.0%	1,774,160

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,692,000 or 2.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,537,000 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739
Kry International AB	5/14/21	144
Kry International AB Series E	5/14/21	878
Starling Bank Ltd. Series D	6/18/21	1,934
Wasabi Holdings, Inc. Series C	3/31/21	4,052

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	49,330	82,681	92,515	7	-	-	39,496	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	16,665	9,383	22,606	2	-	-	3,442	0.0%
Total	65,995	92,064	115,121	9	-	-	42,938

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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